                       Supplement Dated December 2, 2003
                                       To
                       Mony Series Fund, Inc. Prospectus
                                Dated May 1, 2003

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

The Joint Special Meeting of Shareholders held on October 23, 2003 approved the Sub-Advisory Agreement effective June 1, 2003 between MONY Life Insurance Company of America and Boston Advisors, Inc. with respect to the Equity Growth Portfolio, Equity Income Portfolio and Diversified Portfolio of MONY Series Fund, Inc.

Page 19 - The following replaces the information about the Portfolio Manager for the Equity Growth, Equity Income and Diversified Portfolios.

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         Portfolio                                            Portfolio Manager
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
Equity Income                The day-to-day management of this Portfolio is performed by an investment management team chaired by Michael J. Vogelzang, President and Chief
                             Investment Officer of Boston Advisors, Inc.  Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.
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Equity Growth                The day-to-day management of this Portfolio is performed by an investment management team chaired by Michael J. Vogelzang, President and Chief
                             Investment Officer of Boston Advisors, Inc. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.
----------------------------------------------------------------------------------------------------------
Diversified                  The day-to-day management of this Portfolio is performed by an investment management team chaired by Michael J. Vogelzang, President and Chief
                             Investment Officer of Boston Advisors, Inc. Mr. Vogelzang has served in his present position since 1997 and has 19 years of experience in the investment industry.
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

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